Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 15,509	$ 24,990		$ 33,331
Restricted cash	310	310		510
Total cash, cash equivalents and restricted cash	$ 15,819	25,300	$ 29,020	33,841	$ 12,380
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 310		310
Certificates of Deposit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash				$ 200